Note 16 - Tax Expense - Tax Paid (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Net income tax (payable)/receivable at January 1	$ (1,145)	$ (345)	$ 344
Current tax expense	(3,783)	(4,995)	(3,106)
Foreign currency movement	46	(17)	(49)
Tax paid	3,344	4,212	2,466
Net income tax payable at December 31	$ (1,538)	$ (1,145)	$ (345)